Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Income tax (benefit) expense			$ (110,539)	$ 256,006